                               VARIABLE ACCOUNT B
                        OF MONARCH LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2000

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policy owners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.



[LOGO]

The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account B of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account B of Monarch Life Insurance Company at December 31, 2000 and 1999, and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000, by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 20, 2001

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS                                                       COST             SHARES/UNITS      MARKET VALUE
                                                         -------------        -------------     ------------
Investment in Oppenheimer Variable Account Funds,
at Market Value (Note 2):
 Oppenheimer Money Fund                                   $ 22,991,336         22,991,336       $ 22,991,336
 Oppenheimer Bond Fund                                       5,401,794            455,574          5,125,214
 Oppenheimer Aggressive Growth Fund                         32,482,161            392,756         27,795,344
 Oppenheimer Capital Appreciation Fund                      35,031,676            862,361         40,211,882
 Oppenheimer Multiple Strategies Fund                       40,715,127          2,676,234         44,291,666
 Oppenheimer High Income Fund                               10,203,160          1,054,997          9,779,823
                                                         -------------                           -----------
                                                           146,825,254                           150,195,265
                                                         -------------                           -----------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
 2005 Trust                                                  2,012,727          2,655,890          2,181,284
 2006 Trust                                                  1,130,982          1,533,763          1,220,260
 2007 Trust                                                    165,602            241,371            181,690
 2008 Trust                                                    353,853            563,330            393,469
 2009 Trust                                                      1,781              2,917              1,928
 2010 Trust                                                    379,631            686,685            425,813
 2019 Trust                                                    237,195            699,420            251,987
                                                         -------------                           -----------
                                                             4,281,771                             4,656,431
                                                         -------------                           -----------
Total Invested Assets                                    $ 151,107,025                           154,851,696
                                                         =============

Dividends Receivable                                                                                  23,376
Pending Trades                                                                                       400,971
                                                                                                ------------
 Total Assets                                                                                    155,276,043
                                                                                                ------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                          1,661,587
                                                                                                ------------
 Total Liabilities                                                                                 1,661,587
                                                                                                ------------

 Net Assets                                                                                     $153,614,456
                                                                                                ============

NET ASSETS
For Variable Life Insurance Policies                                                            $153,330,902
Unamortized Allocated Policy Loading (Note 3)                                                        283,554
                                                                                                ------------
 Total Net Assets                                                                               $153,614,456
                                                                                                ============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS                                                       COST             SHARES/UNITS      MARKET VALUE
                                                         -------------        -------------     ------------
Investment in Oppenheimer Variable Account Funds,
at Market Value (Note 2):
 Oppenheimer Money Fund                                   $ 24,907,278         24,907,278       $ 24,907,278
 Oppenheimer Bond Fund                                       5,845,367            489,950          5,644,221
 Oppenheimer Aggressive Growth Fund                         23,607,080            409,194         33,680,780
 Oppenheimer Capital Appreciation Fund                      33,143,509            928,572         46,280,031
 Oppenheimer Multiple Strategies Fund                       39,658,171          2,683,028         46,845,671
 Oppenheimer High Income Fund                                8,685,047            816,075          8,748,318
                                                          ------------                           -----------
                                                           135,846,452                           166,106,299
                                                          ------------                           -----------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
 2000 Trust                                                  2,771,749          2,916,347          2,905,003
 2005 Trust                                                  1,855,663          2,433,140          1,766,411
 2006 Trust                                                  1,252,635          1,698,606          1,174,586
 2007 Trust                                                    143,553            205,705            132,463
 2008 Trust                                                    266,006            412,507            242,690
 2009 Trust                                                     31,134             51,302             28,207
 2010 Trust                                                    440,559            780,216            396,638
 2019 Trust                                                     57,216            200,945             55,577
                                                          ------------                           -----------
                                                             6,818,515                             6,701,575
                                                          ------------                           -----------
Total Invested Assets                                     $142,664,967                           172,807,874
                                                          ============

Dividends Receivable                                                                                  52,773
Pending Trades                                                                                       628,903
                                                                                                ------------
 Total Assets                                                                                    173,489,550
                                                                                                ------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                          1,472,682
                                                                                                ------------
 Total Liabilities                                                                                 1,472,682
                                                                                                ------------

 Net Assets                                                                                     $172,016,868
                                                                                                ============

NET ASSETS
For Variable Life Insurance Policies                                                            $171,649,068
Unamortized Allocated Policy Loading (Note 3)                                                        367,800
                                                                                                ------------
 Total Net Assets                                                                               $172,016,868
                                                                                                ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
--------------------------------------------------------------------------------

                                                                         TOTALS - ALL DIVISIONS
                                                         -------------------------------------------------------
                                                             2000                 1999                  1998
                                                         -------------        -------------        -------------
Investment Income:
 Dividends (Note 2)                                      $  12,652,849        $   8,046,746        $   9,140,797
Expenses:
 Risk Charges and Administrative Expenses (Note 3)          (1,117,632)          (1,022,450)            (996,721)
 Transaction Charges (Note 4)                                  (15,519)             (23,669)             (27,768)
                                                         -------------        -------------        -------------
  Net Investment Income                                     11,519,698            7,000,627            8,116,308
                                                         -------------        -------------        -------------

Net Realized Gains                                          15,261,473           10,974,432            4,922,445
Net Unrealized Gains (Losses)                              (26,398,233)          16,876,894            2,446,941
                                                         -------------        -------------        -------------
 Net Realized and Unrealized Gains (Losses)                (11,136,760)          27,851,326            7,369,386
                                                         -------------        -------------        -------------

Net Increase in Net Assets
 Resulting from Operations                                     382,938           34,851,953           15,485,694
                                                         -------------        -------------        -------------

Transfers of Net Premiums                                       29,917              310,106              977,164
Transfers of Policy Loading, Net                               (84,246)             (43,675)            (242,069)
Transfers Due to Deaths                                     (3,229,586)          (2,325,997)          (2,473,487)
Transfers Due to Other Terminations                         (8,745,978)         (10,074,432)         (11,534,142)
Transfers Due to Policy Loans                               (3,537,423)          (2,770,809)          (1,098,416)
Transfers of Cost of Insurance                              (2,902,085)          (2,688,052)          (2,619,332)
Transfers of Loan Processing Charges                          (315,949)            (324,496)            (319,810)
Transfers Among Investment Divisions                                --                   --                   --
                                                         -------------        -------------        -------------

Net Decrease in Net Assets
 Resulting from Principal Transactions                     (18,785,350)         (17,917,355)         (17,310,092)
                                                         -------------        -------------        -------------

Total Increase (Decrease) in Net Assets                    (18,402,412)          16,934,598           (1,824,398)
Net Assets - Beginning of Year                             172,016,868          155,082,270          156,906,668
                                                         -------------        -------------        -------------
Net Assets - End of Year                                 $ 153,614,456        $ 172,016,868        $ 155,082,270
                                                         =============        =============        =============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                                                  AGGRESSIVE
                                                                             MONEY                BOND              GROWTH
                                                                              FUND                FUND               FUND
                                                           TOTAL            DIVISION            DIVISION           DIVISION
                                                       -------------      -------------      -------------      -------------
Investment Income:
 Dividends (Note 2)                                    $  12,652,849      $   1,468,437      $     437,798      $   1,484,609

Expenses:
 Risk Charges and Administrative Expenses (Note 3)        (1,117,632)          (164,184)           (31,498)          (247,700)
 Transaction Charges (Note 4)                                (15,519)                --                 --                 --
                                                       -------------      -------------      -------------      -------------
  Net Investment Income (Loss)                            11,519,698          1,304,253            406,300          1,236,909
                                                       -------------      -------------      -------------      -------------

Net Realized Gains (Losses)                               15,261,473                 --            (60,647)         9,593,728
Net Unrealized Gains (Losses)                            (26,398,233)                --            (75,435)       (14,760,517)
                                                       -------------      -------------      -------------      -------------
 Net Realized and Unrealized Gains (Losses)              (11,136,760)                --           (136,082)        (5,166,789)
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   382,938          1,304,253            270,218         (3,929,880)
                                                       -------------      -------------      -------------      -------------

Transfers of Net Premiums                                     29,917              1,163              1,120              9,489
Transfers of Policy Loading, Net                             (84,246)           (20,219)            (2,105)           (16,738)
Transfers Due to Deaths                                   (3,229,586)          (615,382)          (123,928)          (635,129)
Transfers Due to Other Terminations                       (8,745,978)        (2,543,298)          (479,638)        (2,009,880)
Transfers Due to Policy Loans                             (3,537,423)          (536,136)           103,142           (505,959)
Transfers of Cost of Insurance                            (2,902,085)          (440,684)          (108,503)          (577,469)
Transfers of Loan Processing Charges                        (315,949)           (61,285)           (18,600)           (55,383)
Transfers Among Investment Divisions                              --            918,593           (160,714)         1,482,291
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (18,785,350)        (3,297,248)          (789,226)        (2,308,778)
                                                       -------------      -------------      -------------      -------------

Total Increase (Decrease) in Net Assets                  (18,402,412)        (1,992,995)          (519,008)        (6,238,658)
Net Assets - Beginning of Year                           172,016,868         23,655,746          5,644,221         34,034,001
                                                       -------------      -------------      -------------      -------------
Net Assets - End of Year                               $ 153,614,456      $  21,662,751      $   5,125,213      $  27,795,343
                                                       =============      =============      =============      =============

                                                         CAPITAL            MULTIPLE             HIGH
                                                       APPRECIATION        STRATEGIES           INCOME
                                                           FUND               FUND               FUND               2000
                                                         DIVISION           DIVISION           DIVISION           DIVISION
                                                       -------------      -------------      -------------      -------------
Investment Income:
 Dividends (Note 2)                                    $   3,156,539      $   5,262,866      $     842,600      $          --

Expenses:
 Risk Charges and Administrative Expenses (Note 3)          (296,128)          (293,109)           (56,080)            (2,193)
 Transaction Charges (Note 4)                                     --                 --                 --             (1,201)
                                                       -------------      -------------      -------------      -------------
  Net Investment Income (Loss)                             2,860,411          4,969,757            786,520             (3,394)
                                                       -------------      -------------      -------------      -------------

Net Realized Gains (Losses)                                4,828,767          1,281,391           (523,037)           149,429
Net Unrealized Gains (Losses)                             (7,956,316)        (3,610,962)          (486,607)          (133,254)
                                                       -------------      -------------      -------------      -------------
 Net Realized and Unrealized Gains (Losses)               (3,127,549)        (2,329,571)        (1,009,644)            16,175
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (267,138)         2,640,186           (223,124)            12,781
                                                       -------------      -------------      -------------      -------------

Transfers of Net Premiums                                      4,371             12,372              1,402                 --
Transfers of Policy Loading, Net                             (21,203)           (20,863)              (962)                --
Transfers Due to Deaths                                     (695,820)          (900,746)          (177,858)                --
Transfers Due to Other Terminations                       (1,419,221)        (2,060,614)          (115,796)             6,468
Transfers Due to Policy Loans                             (1,684,643)          (813,661)           (81,493)              (605)
Transfers of Cost of Insurance                              (723,466)          (787,787)          (192,707)             6,029
Transfers of Loan Processing Charges                         (75,165)           (78,799)           (23,778)             2,744
Transfers Among Investment Divisions                      (1,201,877)          (544,093)         1,845,822         (2,932,344)
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    (5,817,024)        (5,194,191)         1,254,630         (2,917,708)
                                                       -------------      -------------      -------------      -------------
Total Increase (Decrease) in Net Assets                   (6,084,162)        (2,554,005)         1,031,506         (2,904,927)
Net Assets - Beginning of Year                            46,387,541         46,845,671          8,748,318          2,904,927
                                                       -------------      -------------      -------------      -------------
Net Assets - End of Year                               $  40,303,379      $  44,291,666      $   9,779,824      $          --
                                                       =============      =============      =============      =============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (Continued)
--------------------------------------------------------------------------------

                                                          2005             2006             2007             2008
                                                        DIVISION         DIVISION         DIVISION         DIVISION
                                                       -----------      -----------      -----------      -----------
Investment Income:
 Dividends (Note 2)                                    $        --      $        --      $        --      $        --

Expenses:
 Risk Charges and Administrative Expenses (Note 3)         (12,929)          (7,126)          (1,088)          (2,078)
 Transaction Charges (Note 4)                               (6,917)          (3,912)            (561)          (1,190)
                                                       -----------      -----------      -----------      -----------
  Net Investment Income (Loss)                             (19,846)         (11,038)          (1,649)          (3,268)
                                                       -----------      -----------      -----------      -----------

Net Realized Gains (Losses)                                    834           (4,311)            (275)             (93)
Net Unrealized Gains (Losses)                              257,808          167,329           27,180           62,932
                                                       -----------      -----------      -----------      -----------
 Net Realized and Unrealized Gains (Losses)                258,642          163,018           26,905           62,839
                                                       -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                 238,796          151,980           25,256           59,571
                                                       -----------      -----------      -----------      -----------

Transfers of Net Premiums                                       --               --               --               --
Transfers of Policy Loading, Net                              (857)            (160)            (169)              (8)
Transfers Due to Deaths                                         --          (80,723)              --               --
Transfers Due to Other Terminations                        (37,549)            (258)            (148)          (1,016)
Transfers Due to Policy Loans                              (18,137)           1,769               --               --
Transfers of Cost of Insurance                             (34,297)         (21,425)          (4,221)          (7,174)
Transfers of Loan Processing Charges                        (3,131)            (775)            (135)            (479)
Transfers Among Investment Divisions                       270,037           (4,733)          28,639           99,867
                                                       -----------      -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                     176,066         (106,305)          23,966           91,190
                                                       -----------      -----------      -----------      -----------

Total Increase (Decrease) in Net Assets                    414,862           45,675           49,222          150,761
Net Assets - Beginning of Year                           1,766,362        1,174,555          132,455          242,678
                                                       -----------      -----------      -----------      -----------
Net Assets - End of Year                               $ 2,181,224      $ 1,220,230      $   181,677      $   393,439
                                                       ===========      ===========      ===========      ===========

                                                          2009             2010             2019
                                                        DIVISION         DIVISION         DIVISION
                                                       -----------      -----------      -----------
Investment Income:
 Dividends (Note 2)                                    $        --      $        --      $        --

Expenses:
 Risk Charges and Administrative Expenses (Note 3)            (188)          (2,721)            (610)
 Transaction Charges (Note 4)                                  (88)          (1,366)            (284)
                                                       -----------      -----------      -----------
  Net Investment Income (Loss)                                (276)          (4,087)            (894)
                                                       -----------      -----------      -----------

Net Realized Gains (Losses)                                    731           (8,799)           3,755
Net Unrealized Gains (Losses)                                3,075           90,103           16,431
                                                       -----------      -----------      -----------
 Net Realized and Unrealized Gains (Losses)                  3,806           81,304           20,186
                                                       -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   3,530           77,217           19,292
                                                       -----------      -----------      -----------

Transfers of Net Premiums                                       --               --               --
Transfers of Policy Loading, Net                              (793)            (166)              (3)
Transfers Due to Deaths                                         --               --               --
Transfers Due to Other Terminations                        (28,305)         (23,252)         (33,471)
Transfers Due to Policy Loans                                   --           (1,700)              --
Transfers of Cost of Insurance                                (468)          (7,822)          (2,091)
Transfers of Loan Processing Charges                           (39)            (940)            (184)
Transfers Among Investment Divisions                          (200)         (14,152)         212,864
                                                       -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                     (29,805)         (48,032)         177,115
                                                       -----------      -----------      -----------

Total Increase (Decrease) in Net Assets                    (26,275)          29,185          196,407
Net Assets - Beginning of Year                              28,204          396,616           55,573
                                                       -----------      -----------      -----------
Net Assets - End of Year                               $     1,929      $   425,801      $   251,980
                                                       ===========      ===========      ===========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                                                 AGGRESSIVE
                                                                             MONEY               BOND              GROWTH
                                                                              FUND               FUND               FUND
                                                           TOTAL            DIVISION           DIVISION           DIVISION
                                                       -------------      -------------      -------------      -------------
Investment Income:
 Dividends (Note 2)                                    $   8,046,746      $   1,267,781      $     328,165      $          --

Expenses:
 Risk Charges and Administrative Expenses (Note 3)        (1,022,450)          (175,606)           (38,412)          (146,205)
 Transaction Charges (Note 4)                                (23,669)                --                 --                 --
                                                       -------------      -------------      -------------      -------------
  Net Investment Income (Loss)                             7,000,627          1,092,175            289,753           (146,205)
                                                       -------------      -------------      -------------      -------------

Net Realized Gains (Losses)                               10,974,432                 --             (7,993)         7,104,598
Net Unrealized Gains (Losses)                             16,876,894                 --           (422,439)         8,106,867
                                                       -------------      -------------      -------------      -------------
 Net Realized and Unrealized Gains (Losses)               27,851,326                 --           (430,432)        15,211,465
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                34,851,953          1,092,175           (140,679)        15,065,260
                                                       -------------      -------------      -------------      -------------

Transfers of Net Premiums                                    310,106             35,641              3,319             50,180
Transfers of Policy Loading, Net                             (43,675)          (140,374)            (2,990)           (30,860)
Transfers Due to Deaths                                   (2,325,997)          (549,431)          (103,482)          (489,957)
Transfers Due to Other Terminations                      (10,074,432)        (3,948,691)          (545,880)        (1,420,338)
Transfers Due to Policy Loans                             (2,770,809)          (664,720)           (49,840)          (126,602)
Transfers of Cost of Insurance                            (2,688,052)          (472,673)          (132,425)          (360,079)
Transfers of Loan Processing Charges                        (324,496)           (60,276)           (19,855)           (53,450)
Transfers Among Investment Divisions                              --          4,546,499            358,870            310,020
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (17,917,355)        (1,254,025)          (492,283)        (2,121,086)
                                                       -------------      -------------      -------------      -------------

Total Increase (Decrease) in Net Assets                   16,934,598           (161,850)          (632,962)        12,944,174
Net Assets - Beginning of Year                           155,082,270         23,817,596          6,277,183         21,089,827
                                                       -------------      -------------      -------------      -------------
Net Assets - End of Year                               $ 172,016,868      $  23,655,746      $   5,644,221      $  34,034,001
                                                       =============      =============      =============      =============

                                                          CAPITAL           MULTIPLE             HIGH
                                                       APPRECIATION        STRATEGIES           INCOME
                                                           FUND               FUND               FUND               1999
                                                         DIVISION           DIVISION           DIVISION           DIVISION
                                                       -------------      -------------      -------------      -------------
Investment Income:
 Dividends (Note 2)                                    $   1,528,328      $   4,098,638      $     823,834      $          --

Expenses:
 Risk Charges and Administrative Expenses (Note 3)          (243,594)          (307,576)           (67,066)              (251)
 Transaction Charges (Note 4)                                     --                 --                 --               (143)
                                                       -------------      -------------      -------------      -------------
  Net Investment Income (Loss)                             1,284,734          3,791,062            756,768               (394)
                                                       -------------      -------------      -------------      -------------

Net Realized Gains (Losses)                                2,693,583          1,468,455           (269,665)             4,315
Net Unrealized Gains (Losses)                              9,523,937           (226,382)             2,331             (2,626)
                                                       -------------      -------------      -------------      -------------
 Net Realized and Unrealized Gains (Losses)               12,217,520          1,242,073           (267,334)             1,689
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                13,502,254          5,033,135            489,434              1,295
                                                       -------------      -------------      -------------      -------------

Transfers of Net Premiums                                     97,022            113,543              7,075                 --
Transfers of Policy Loading, Net                              29,059            118,240             (3,616)                --
Transfers Due to Deaths                                     (227,895)          (654,936)          (239,043)                --
Transfers Due to Other Terminations                       (1,322,777)        (2,172,760)          (463,046)               684
Transfers Due to Policy Loans                               (966,210)          (716,119)          (132,640)           (10,353)
Transfers of Cost of Insurance                              (593,712)          (788,138)          (215,631)               834
Transfers of Loan Processing Charges                         (76,496)           (79,556)           (23,756)               387
Transfers Among Investment Divisions                        (833,405)        (3,491,326)          (700,290)          (353,871)
                                                       -------------      -------------      -------------      -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    (3,894,414)        (7,671,052)        (1,770,947)          (362,319)
                                                       -------------      -------------      -------------      -------------

Total Increase (Decrease) in Net Assets                    9,607,840         (2,637,917)        (1,281,513)          (361,024)
Net Assets - Beginning of Year                            36,779,701         49,483,588         10,029,831            361,024
                                                       -------------      -------------      -------------      -------------
Net Assets - End of Year                               $  46,387,541      $  46,845,671      $   8,748,318      $          --
                                                       =============      =============      =============      =============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (Continued)
--------------------------------------------------------------------------------

                                                              2000                2005               2006                 2007
                                                            DIVISION            DIVISION           DIVISION             DIVISION
                                                            --------            --------           --------             --------

Investment Income:
 Dividends (Note 2)                                       $        --         $        --         $        --         $        --

Expenses:
 Risk Charges and Administrative Expenses (Note 3)            (17,974)            (12,119)             (7,871)               (965)
 Transaction Charges (Note 4)                                  (9,870)             (6,374)             (4,315)               (485)
                                                          -----------         -----------         -----------         -----------
  Net Investment Income (Loss)                                (27,844)            (18,493)            (12,186)             (1,450)
                                                          -----------         -----------         -----------         -----------

Net Realized Gains (Losses)                                     4,118             (11,418)             (5,741)               (722)
Net Unrealized Gains (Losses)                                 123,978             (71,462)            (74,169)            (10,448)
                                                          -----------         -----------         -----------         -----------
 Net Realized and Unrealized Gains (Losses)                   128,096             (82,880)            (79,910)            (11,170)
                                                          -----------         -----------         -----------         -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    100,252            (101,373)            (92,096)            (12,620)
                                                          -----------         -----------         -----------         -----------

Transfers of Net Premiums                                          --               1,244                  --                  --
Transfers of Policy Loading, Net                                 (885)             (2,926)             (3,508)               (600)
Transfers Due to Deaths                                       (29,012)            (25,689)                 --                  --
Transfers Due to Other Terminations                           (78,554)           (113,734)                343                  35
Transfers Due to Policy Loans                                 (73,309)            (11,011)            (21,493)                 --
Transfers of Cost of Insurance                                (48,237)            (34,671)            (24,818)             (3,528)
Transfers of Loan Processing Charges                           (5,105)             (3,228)             (1,199)                (91)
Transfers Among Investment Divisions                          173,289              (1,027)            (55,657)             (6,223)
                                                          -----------         -----------         -----------         -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                        (61,813)           (191,042)           (106,332)            (10,407)
                                                          -----------         -----------         -----------         -----------

Total Increase (Decrease) in Net Assets                        38,439            (292,415)           (198,428)            (23,027)
Net Assets - Beginning of Year                              2,866,488           2,058,777           1,372,983             155,482
                                                          -----------         -----------         -----------         -----------
Net Assets - End of Year                                  $ 2,904,927         $ 1,766,362         $ 1,174,555         $   132,455
                                                          ===========         ===========         ===========         ===========


                                                               2008                2009                2010                2019
                                                             DIVISION            DIVISION            DIVISION            DIVISION
                                                             --------            --------            --------            --------
Investment Income:
 Dividends (Note 2)                                         $      --           $      --           $      --           $      --

Expenses:
 Risk Charges and Administrative Expenses (Note 3)             (1,558)               (221)             (2,874)               (158)
 Transaction Charges (Note 4)                                    (848)               (102)             (1,452)                (80)
                                                            ---------           ---------           ---------           ---------
  Net Investment Income (Loss)                                 (2,406)               (323)             (4,326)               (238)
                                                            ---------           ---------           ---------           ---------

Net Realized Gains (Losses)                                    (1,120)               (134)             (3,814)                (30)
Net Unrealized Gains (Losses)                                 (22,752)             (3,082)            (45,220)             (1,639)
                                                            ---------           ---------           ---------           ---------
 Net Realized and Unrealized Gains (Losses)                   (23,872)             (3,216)            (49,034)             (1,669)
                                                            ---------           ---------           ---------           ---------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    (26,278)             (3,539)            (53,360)             (1,907)
                                                            ---------           ---------           ---------           ---------

Transfers of Net Premiums                                          --               2,082                  --                  --
Transfers of Policy Loading, Net                               (2,603)               (286)             (1,621)               (705)
Transfers Due to Deaths                                        (6,552)                 --                  --                  --
Transfers Due to Other Terminations                              (234)                 --              (9,347)               (133)
Transfers Due to Policy Loans                                   5,694                  90              (4,296)                 --
Transfers of Cost of Insurance                                 (5,813)               (558)             (8,249)               (354)
Transfers of Loan Processing Charges                             (575)                (92)             (1,145)                (59)
Transfers Among Investment Divisions                            8,133                (456)            (13,287)             58,731
                                                            ---------           ---------           ---------           ---------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                         (1,950)                780             (37,945)             57,480
                                                            ---------           ---------           ---------           ---------

Total Increase (Decrease) in Net Assets                       (28,228)             (2,759)            (91,305)             55,573
Net Assets - Beginning of Year                                270,906              30,963             487,921                  --
                                                            ---------           ---------           ---------           ---------
Net Assets - End of Year                                    $ 242,678           $  28,204           $ 396,616           $  55,573
                                                            =========           =========           =========           =========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                                                                       AGGRESSIVE
                                                                                MONEY                BOND                GROWTH
                                                                                 FUND                FUND                 FUND
                                                             TOTAL             DIVISION            DIVISION             DIVISION
                                                             -----             --------            --------            ----------
Investment Income:
 Dividends (Note 2)                                      $  9,140,797        $  1,265,819        $    200,920        $    596,625
Expenses:
 Risk Charges and Administrative Expenses (Note 3)           (996,721)           (164,797)            (38,374)           (127,253)
  Transaction Charges (Note 4)                                (27,768)                 --                  --                  --
                                                         ------------        ------------        ------------        ------------
   Net Investment Income (Loss)                             8,116,308           1,101,022             162,546             469,372
                                                         ------------        ------------        ------------        ------------
Net Realized Gains (Losses)                                 4,922,445                  --             156,478            (176,020)
Net Unrealized Gains (Losses)                               2,446,941                  --              38,471           2,509,312
                                                         ------------        ------------        ------------        ------------
  Net Realized and Unrealized Gains (Losses)                7,369,386                  --             194,949           2,333,292
                                                         ------------        ------------        ------------        ------------
Net Increase in Net Assets
 Resulting from Operations                                 15,485,694           1,101,022             357,495           2,802,664
                                                         ------------        ------------        ------------        ------------
Transfers of Net Premiums                                     977,164             311,935              29,159             138,372
Transfers of Policy Loading, Net                             (242,069)            (95,216)             (8,792)            (41,663)
Transfers Due to Deaths                                    (2,473,487)           (342,541)           (297,833)           (442,273)
Transfers Due to Other Terminations                       (11,534,142)         (3,524,009)           (212,948)         (1,598,266)
Transfers Due to Policy Loans                              (1,098,416)           (241,550)            (36,348)           (125,984)
Transfers of Cost of Insurance                             (2,619,332)           (454,342)           (129,929)           (303,815)
Transfers of Loan Processing Charges                         (319,810)            (69,753)            (20,719)            (34,426)
Transfers Among Investment Divisions                               --           6,945,835             188,396          (1,447,948)
                                                         ------------        ------------        ------------        ------------
Net Increase (Decrease in Net Assets
 Resulting from Principal Transactions                    (17,310,092)          2,530,359            (489,014)         (3,856,003)
                                                         ------------        ------------        ------------        ------------
Total Increase (Decrease) in Net Assets                    (1,824,398)          3,631,381            (131,519)         (1,053,339)
Net Assets - Beginning of Year                            156,906,668          20,186,215           6,408,702          22,143,166
                                                         ------------        ------------        ------------        ------------
Net Assets - End of Year                                 $155,082,270        $ 23,817,596        $  6,277,183        $ 21,089,827
                                                         ============        ============        ============        ============


                                                                               MULTIPLE              HIGH
                                                            GROWTH            STRATEGIES            INCOME
                                                             FUND                FUND                FUND                1998
                                                           DIVISION            DIVISION            DIVISION            DIVISION*
                                                           --------           ----------           --------            ---------

Investment Income:
 Dividends (Note 2)                                      $  3,034,705        $  3,386,909        $    655,819        $         --
Expenses:
 Risk Charges and Administrative Expenses (Note 3)           (208,747)           (328,652)            (77,047)             (1,704)
  Transaction Charges (Note 4)                                     --                  --                  --                (903)
                                                         ------------        ------------        ------------        ------------
   Net Investment Income (Loss)                             2,825,958           3,058,257             578,772              (2,607)
                                                         ------------        ------------        ------------        ------------

Net Realized Gains (Losses)                                   357,235           1,654,790            (297,283)             96,937
Net Unrealized Gains (Losses)                               4,009,828          (1,636,782)            (71,713)            (81,974)
                                                         ------------        ------------        ------------        ------------
  Net Realized and Unrealized Gains (Losses)                4,367,063              18,008            (368,996)             14,963
                                                         ------------        ------------        ------------        ------------

Net Increase in Net Assets
 Resulting from Operations                                  7,193,021           3,076,265             209,776              12,356
                                                         ------------        ------------        ------------        ------------

Transfers of Net Premiums                                     166,924             294,947              19,087                  --
Transfers of Policy Loading, Net                              (41,128)            (59,762)            (10,080)               (591)
Transfers Due to Deaths                                      (296,846)           (846,730)            (71,371)                 --
Transfers Due to Other Terminations                        (1,775,367)         (2,775,187)           (976,133)              1,402
Transfers Due to Policy Loans                                  92,570            (411,537)           (300,414)             (5,380)
Transfers of Cost of Insurance                               (532,474)           (824,511)           (233,254)             (1,729)
Transfers of Loan Processing Charges                          (72,764)            (84,237)            (23,956)                 44
Transfers Among Investment Divisions                          376,015          (2,415,654)         (2,663,104)           (718,538)
                                                         ------------        ------------        ------------        ------------

Net Increase (Decrease in Net Assets
 Resulting from Principal Transactions                     (2,083,070)         (7,122,671)         (4,259,225)           (724,792)
                                                         ------------        ------------        ------------        ------------

Total Increase (Decrease) in Net Assets                     5,109,951          (4,046,406)         (4,049,449)           (712,436)
Net Assets - Beginning of Year                             31,669,750          53,529,994          14,079,280             712,436
                                                         ------------        ------------        ------------        ------------
Net Assets - End of Year                                 $ 36,779,701        $ 49,483,588        $ 10,029,831        $         --
                                                         ============        ============        ============        ============


* The Trust Divisions reflect the operations and changes in net assets of their investments in both the Merrill Trust and the Oppenheimer Trust (See Note 1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (CONTINUED)
--------------------------------------------------------------------------------

                                                             1999                2000                2005                2006
                                                           DIVISION*           DIVISION*           DIVISION*           DIVISION*
                                                           ---------           ---------           ---------           ---------
Investment income:
 Dividends (Note 2)                                       $        --         $        --         $        --         $        --
Expenses:
 Risk Charges and Administrative Expenses (Note 3)             (2,117)            (19,384)            (12,996)             (8,136)
  Transaction Charges (Note 4)                                 (1,187)            (10,523)             (6,907)             (4,457)
                                                          -----------         -----------         -----------         -----------
   Net Investment Income (Loss)                                (3,304)            (29,907)            (19,903)            (12,593)
                                                          -----------         -----------         -----------         -----------

Net Realized Gains (Losses)                                    73,250           1,259,579             768,954             674,761
Net Unrealized Gains (Losses)                                 (49,120)         (1,031,743)           (533,530)           (510,973)
                                                          -----------         -----------         -----------         -----------
  Net Realized and Unrealized Gains (Losses)                   24,130             227,836             235,424             163,788
                                                          -----------         -----------         -----------         -----------

Net Increase in Net Assets
 Resulting from Operations                                     20,826             197,929             215,521             151,195
                                                          -----------         -----------         -----------         -----------

Transfers of Net Premiums                                       5,586               1,249               1,235                 991
Transfers of Policy Loading, Net                                 (304)             (7,108)              5,684               6,245
Transfers Due to Deaths                                            --             (40,970)            (40,478)            (51,634)
Transfers Due to Other Terminations                           (35,335)           (568,575)            (48,652)            (18,164)
Transfers Due to Policy Loans                                   5,614             (30,734)             (8,315)             (4,714)
Transfers of Cost of Insurance                                 (6,598)            (48,856)            (36,498)            (25,872)
Transfers of Loan Processing Charges                             (505)             (5,067)             (4,180)             (2,230)
Transfers Among investment Divisions                           62,177                (508)            (77,749)              3,849
                                                          -----------         -----------         -----------         -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                         30,635            (700,569)           (208,953)            (91,529)
                                                          -----------         -----------         -----------         -----------

Total increase (Decrease) in Net Assets                        51,461            (502,640)              6,568              59,666
Net Assets - Beginning of Year                                309,563           3,369,128           2,052,209           1,313,317
                                                          -----------         -----------         -----------         -----------
Net Assets - End of Year                                  $   361,024         $ 2,866,488         $ 2,058,777         $ 1,372,983
                                                          ===========         ===========         ===========         ===========



                                                             2007                2008                2009                2010
                                                           DIVISION*           DIVISION*           DIVISION*           DIVISION*
                                                           ---------           ---------           ---------           ---------
Investment income:
 Dividends (Note 2)                                       $        --         $        --         $        --         $        --
Expenses:
 Risk Charges and Administrative Expenses (Note 3)               (949)             (2,277)               (224)             (4,064)
  Transaction Charges (Note 4)                                   (479)             (1,176)               (103)             (2,033)
                                                          -----------         -----------         -----------         -----------
   Net Investment Income (Loss)                                (1,428)             (3,453)               (327)             (6,097)
                                                          -----------         -----------         -----------         -----------

Net Realized Gains (Losses)                                    79,207             114,350              10,029             150,178
Net Unrealized Gains (Losses)                                 (60,234)            (64,409)             (5,792)            (64,400)
                                                          -----------         -----------         -----------         -----------
  Net Realized and Unrealized Gains (Losses)                   18,973              49,941               4,237              85,778
                                                          -----------         -----------         -----------         -----------

Net Increase in Net Assets
 Resulting from Operations                                     17,545              46,488               3,910              79,681
                                                          -----------         -----------         -----------         -----------
Transfers of Net Premiums                                       2,490               3,180               2,009                  --
Transfers of Policy Loading, Net                                  567               1,197                 517               8,365
Transfers Due to Deaths                                       (42,811)                 --                  --                  --
Transfers Due to Other Terminations                              (672)                 (4)                 (3)             (2,229)
Transfers Due to Policy Loans                                      --                  --                  --             (31,624)
Transfers of Cost of Insurance                                 (3,869)             (7,376)               (536)             (9,673)
Transfers of Loan Processing Charges                             (254)               (567)                (95)             (1,101)
Transfers Among investment Divisions                            8,796            (108,844)            (10,149)           (142,574)
                                                          -----------         -----------         -----------         -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                        (35,753)           (112,414)             (8,257)           (178,836)
                                                          -----------         -----------         -----------         -----------

Total increase (Decrease) in Net Assets                       (18,208)            (65,926)             (4,347)            (99,155)
Net Assets - Beginning of Year                                173,690             336,832              35,310             587,076
                                                          -----------         -----------         -----------         -----------
Net Assets - End of Year                                  $   155,482         $   270,906         $    30,963         $   487,921
                                                          ===========         ===========         ===========         ===========

* The Trust Divisions reflect the operations and changes in net assets of their investments in both the Merrill Trust and the Oppenheimer Trust (See Note 1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Variable Account B of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of thirteen investment divisions. Six of the divisions each invest solely in the shares of the six corresponding separate funds of the Oppenheimer Variable Account Funds (the Funds), a no-load, open-end, diversified, management investment company registered under the 1940 Act. The Funds' investment advisor is Oppenheimer Funds, Inc. Seven divisions each invest solely in the units of the seven corresponding series trusts of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the Merrill Trust), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Merrill Trust is Merrill Lynch, Pierce, Fenner & Smith Inc. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account's assets are not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Washington (2000), Idaho (1998), Louisiana (1994), Michigan (1995), Missouri
(1994), Nevada (1997), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyholders participating in the Account.

Effective July 22, 1999, a 2019 series trust was added to the Merrill Trust and a corresponding investment division was added to the Account.

Prior to May 1, 1999, the Capital Appreciation Fund was named the Growth Fund. Simultaneously, the corresponding investment division of the Account was renamed.

Prior to October 29, 1998, certain investment divisions of the Account invested solely in the units of designated series of the Oppenheimer Zero Coupon U.S. Treasuries Trust (the Oppenheimer Trust) which is registered under the 1940 Act as a unit investment trust. The sponsor of the Oppenheimer Trust is Oppenheimer Funds Distributor, Inc. On February 18, 1998, Monarch Life filed with the Securities and Exchange Commission, an application requesting an order approving the substitution of the

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION (continued)

Oppenheimer Trust with the Merrill Trust. On June 17, 1998, the Securities and Exchange Commission issued an order approving the substitution.

Prior to May 1, 1998, the Aggressive Growth Fund was named the Capital Appreciation Fund. Simultaneously, the corresponding investment division of the Account was renamed.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENTS: The investments in shares of the Funds and in units of the Merrill Trust and the Oppenheimer Trust are stated at market value which is the net asset value per share and per unit of the respective funds and series trusts of the Merrill Trust and the Oppenheimer Trust. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Funds, the Merrill Trust, and the Oppenheimer Trust are reinvested in additional shares and units, respectively, and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

     FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends and capital gains distributions) attributable to the Account is not taxed.

NOTE 3 - EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .75% (on an annual basis) of the policyholders' investment base.

Monarch Life makes certain deductions from the premium before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and
(4) state premium taxes.

For certain single premium policies, the sum of deductions (3) and (4) is included in the investment base of a policyholder in the Account on the policy issue date. Thereafter, this allocated policy loading is subtracted from that policyholder's investment base in equal installments at the beginning of the second through eleventh policy years.

NOTE 4 - TRANSACTION CHARGES

Monarch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc. and Oppenheimer Fund Distributor, Inc., on the sale of units of the respective trusts to the Account and deducts a daily asset charge against the assets of each series trust division in the Account for reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on an annual basis) of the policyholders' investment base.

NOTE 5 - PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds and units of the Merrill Trust by the Account during the year ended December 31, 2000 are shown below:

                                                     PURCHASES               SALES
                                                    -----------          -----------

     Oppenheimer Money Fund                         $35,535,851          $37,451,793
     Oppenheimer Bond Fund                              604,425              987,350
     Oppenheimer Aggressive Growth Fund              22,723,418           23,442,065
     Oppenheimer Capital Appreciation Fund           10,277,895           13,218,495
     Oppenheimer Multiple Strategies Fund             6,511,129            6,735,563
     Oppenheimer High Income Fund                    10,502,506            8,461,357
     2000 Trust                                              --            2,921,178
     2005 Trust                                         267,274              111,043
     2006 Trust                                           1,688              119,032
     2007 Trust                                          32,929               10,607
     2008 Trust                                          99,089               11,149
     2009 Trust                                              --               30,085
     2010 Trust                                          80,676              132,805
     2019 Trust                                         236,306               60,082
                                                    -----------          -----------
     Totals                                         $86,873,186          $93,692,604
                                                    ===========          ===========

NOTE 7 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, the Merrill Trust and the Oppenheimer Trust, that the Account satisfies the current requirements of the regulations.


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